Fair Value of Financial Instruments - Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	$ 11,160,596	$ 4,527,184
Principal Amount Outstanding	11,194,548	4,602,317
Line of Credit
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	11,160,596	4,527,184
Line of Credit | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	11,244,128	4,603,283
Revolving Credit Facility | Line of Credit
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	2,525,642	489,453
Principal Amount Outstanding	2,523,737	489,506
Revolving Credit Facility | Line of Credit | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	2,525,642	489,453
SG Funding Facility | Line of Credit
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	612,811	861,811
Principal Amount Outstanding	612,811	861,811
SG Funding Facility | Line of Credit | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	612,811	861,811
SB Funding Facility | Line of Credit
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	400,000	75,000
Principal Amount Outstanding	400,000	75,000
SB Funding Facility | Line of Credit | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	400,000	75,000
BNP Funding Facility | Line of Credit
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	900,000	250,000
Principal Amount Outstanding	900,000	250,000
BNP Funding Facility | Line of Credit | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	900,000	250,000
January 2037 CLO Notes
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Principal Amount Outstanding	694,100
January 2037 CLO Notes | Line of Credit
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	473,310	473,120
Principal Amount Outstanding	476,000	476,000
January 2037 CLO Notes | Line of Credit | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	473,310	473,120
January 2037 CLO Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Principal Amount Outstanding	476,000
April 2038 CLO Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Principal Amount Outstanding	350,000
April 2038 CLO Debt | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	348,196	0
Principal Amount Outstanding	350,000	0
April 2038 CLO Debt | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	348,196
January 2039 CLO Debt | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	529,820	0
Principal Amount Outstanding	532,000	0
January 2039 CLO Debt | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	529,820
March 2028 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	1,004,008	984,492
Principal Amount Outstanding	1,000,000	1,000,000
March 2028 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	1,013,110	1,000,510
September 2028 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	597,103	0
Principal Amount Outstanding	600,000	0
September 2028 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	604,992
January 2029 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	589,036	0
Principal Amount Outstanding	600,000	0
January 2029 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	593,616
August 2029 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	705,261	687,445
Principal Amount Outstanding	700,000	700,000
August 2029 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	717,759	712,824
February 2030 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	731,239	705,863
Principal Amount Outstanding	750,000	750,000
February 2030 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	757,665	740,565
September 2030 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	496,117	0
Principal Amount Outstanding	500,000	0
September 2030 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	505,680
January 2031 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	483,459	0
Principal Amount Outstanding	500,000	0
January 2031 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	491,060
March 2032 Notes | Unsecured Debt
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Debt	764,594	0
Principal Amount Outstanding	750,000	$ 0
March 2032 Notes | Unsecured Debt | Fair Value
FINANCIAL HIGHLIGHTS AND SENIOR SECURITIES
Long-term debt, fair value	$ 770,467